ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
VAT payable	$ 3,918,119	$ 3,742,952
Other tax payables	50,104	74,665
Other	1,966,510	639,553
Total	$ 5,934,733	$ 4,457,170